Offsets	Dec. 01, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	HAMA Intelligence Limited
Form or Filing Type	F-1
File Number	333-290122
Initial Filing Date	Sep. 09, 2025
Fee Offset Claimed	$ 1,355.70
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Ordinary Shares
Unsold Securities Associated with Fee Offset Claimed	1,265,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 8,855,000.00
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	HAMA Intelligence Limited
Form or Filing Type	F-1
File Number	333-290122
Filing Date	Sep. 09, 2025
Fee Paid with Fee Offset Source	$ 1,355.70
Explanation for Claimed Amount	The Registrant’s Registration Statement on Form F-1 (Registration No. 333-290122) was initially filed on September 9, 2025 and was declared effective on November 27, 2025. There were no sales of the Registrant’s securities under such Registration Statement and the Registrant requested the Commission’s consent to the withdrawal of such Registration Statement on December 17, 2025.